Financial instruments - Aggregate Notional Principal Amounts of Bank's Outstanding Forward Exchange and Derivative Contracts (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Derivatives, Fair Value [Line Items]
Notional	₨ 31,675,575.2	$ 337,584.7	₨ 24,496,285.6
Gross Assets	624,206.5	6,652.4	179,812.4
Gross Liabilities	578,276.3	6,162.9	143,566.1
Net Fair Value	45,930.2	489.5	36,246.3
Interest rate derivatives
Derivatives, Fair Value [Line Items]
Notional	8,467,050.6	90,238.2	10,191,133.7
Gross Assets	51,288.9		58,654.3
Gross Liabilities	61,564.1		48,979.2
Net Fair Value	(10,275.2)	(109.5)	9,675.1
Forward rate agreements
Derivatives, Fair Value [Line Items]
Notional	550,017.3	5,861.8	615,831.9
Gross Assets	6,429.2		15,507.0
Gross Liabilities	19,397.2		5,676.8
Net Fair Value	(12,968.0)	(138.2)	9,830.2
Currency options
Derivatives, Fair Value [Line Items]
Notional	177,937.4	1,896.4	291,621.4
Gross Assets	2,555.9		1,065.3
Gross Liabilities	2,633.3		1,332.6
Net Fair Value	(77.4)	(0.8)	(267.3)
Currency swaps
Derivatives, Fair Value [Line Items]
Notional	385,664.3	4,110.2	462,773.9
Gross Assets	38,377.7		19,180.2
Gross Liabilities	10,715.0		4,360.8
Net Fair Value	27,662.7	294.8	14,819.4
Forward exchange contracts
Derivatives, Fair Value [Line Items]
Notional	22,094,905.6	235,478.1	12,934,924.7
Gross Assets	525,554.8		85,405.6
Gross Liabilities	483,966.7		83,216.7
Net Fair Value	₨ 41,588.1	$ 443.2	₨ 2,188.9